Acquisitions & Divestitures - 2024 Divestitures - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Gain (loss) on natural gas and oil properties and equipment	$ (25,678)	$ (24,146)	$ (2,379)
Certain Other Non-Core Undeveloped Acreage
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Consideration paid (received)	(59,048)	12,100
Gain (loss) on natural gas and oil properties and equipment	$ (26,312)	$ (10,547)